Stockholders' Equity (Details 6)	12 Months Ended
	Dec. 31, 2016 USD ($) shares
Number Outstanding	337,441
Weighted - Average Remaining Contractual Life	7 years 8 months 1 day
Common Stock Warrants [Member]
Number Outstanding	1,991,293
Weighted - Average Remaining Contractual Life	3 years 9 months 22 days
Intrinsic Value | $	$ 1,648	[1]
Common Stock Warrants [Member] | Exercise Price $1.83 [Member]
Number Outstanding	1,540
Weighted - Average Remaining Contractual Life	3 years 11 months 16 days
Intrinsic Value | $	$ 1,648	[1]
Common Stock Warrants [Member] | Exercise Price $5.00 [Member]
Number Outstanding	28,750
Weighted - Average Remaining Contractual Life	1 year 25 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $5.50 [Member]
Number Outstanding	1,129,330
Weighted - Average Remaining Contractual Life	4 years 8 months 1 day
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $12.80 [Member]
Number Outstanding	70,627
Weighted - Average Remaining Contractual Life	1 year 25 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $16.23 [Member]
Number Outstanding	242,021
Weighted - Average Remaining Contractual Life	3 years 11 months 16 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $21.10 [Member]
Number Outstanding	152,084
Weighted - Average Remaining Contractual Life	3 years 11 months 16 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $24.40 [Member]
Number Outstanding	11,471
Weighted - Average Remaining Contractual Life	1 month 24 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $30.00 [Member]
Number Outstanding	45,999
Weighted - Average Remaining Contractual Life	1 month 17 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $34.32 [Member]
Number Outstanding	185,779
Weighted - Average Remaining Contractual Life	2 years 11 months 23 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $36.00 [Member]
Number Outstanding	68,155
Weighted - Average Remaining Contractual Life	6 months
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $38.80 [Member]
Number Outstanding	8,583
Weighted - Average Remaining Contractual Life	6 months
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $40.00 [Member]
Number Outstanding	34,875
Weighted - Average Remaining Contractual Life	4 months 6 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $70.00 [Member]
Number Outstanding	12,079
Weighted - Average Remaining Contractual Life	2 years 2 months 23 days
Intrinsic Value | $		[1]

[1]	Intrinsic value is calculated as the estimated fair value of the Company's stock at December 31, 2016 less the warrant exercise price of in-the-money warrants.